Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Operating activities
Net loss	$ (148,640,670)	$ (75,717,598)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization expenses	2,477,853	1,150,541
Amortization of deferred income	(234,000)	(234,000)
Share-based compensation	14,553,049	7,996,838
Share of loss from equity method investment	501,754	354,265
Loss on disposal of property and equipment	9,396	704
Net changes in operating assets and liabilities	(19,660,544)	13,541,116
Net cash used in operating activities	(150,993,162)	(52,908,134)
Cash flows from investing activities:
Purchases of short-term investments	(251,600,000)	(200,350,000)
Proceeds from maturity of short-term investments	200,350,000
Purchase of equity method investment		(2,056,695)
Purchase of property and equipment	(4,250,182)	(9,891,901)
Purchase of land use right	(7,776,348)
Purchase of intangible assets	(1,255,346)	(120,133)
Net cash used in investing activities	(64,531,876)	(212,418,729)
Cash flows from financing activities:
Proceeds from short-term borrowings	4,948,465	1,453,657
Repayment of short-term bank borrowings	(2,228,769)
Proceeds from exercises of stock options	447,368	32,776
Proceeds from issuance of ordinary shares upon public offerings	216,200,004	141,000,000
Payment of public offering costs	(826,287)	(116,790)
Net cash provided by financing activities	218,540,781	142,369,643
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	3,250,409	(1,745,196)
Net (decrease) increase in cash, cash equivalents and restricted cash	6,266,152	(124,702,416)
Cash, cash equivalents and restricted cash - beginning of the period	62,951,607	229,660,148
Cash, cash equivalents and restricted cash - end of the period	69,217,759	104,957,732
Supplemental disclosure on non-cash investing and financing activities:
Payables for purchase of property and equipment	387,722	870,823
Payables for public offering costs	10,670	574,737
Supplemental disclosure of cash flow information:
Interest expense paid	213,492	12,401
Reconciliation to amounts on the condensed consolidated balance sheets:
Cash and cash equivalents	68,707,541	104,957,732
Restricted cash, non-current	510,218
Cash, cash equivalents and restricted cash - end of the period	$ 69,217,759	$ 104,957,732